Equity - Additional Paid-in Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [line items]
From share of changes in equities of associates and subsidiaries	$ 660	$ 71	$ 917
Additional paid-in capital	115,850	115,376
Ordinary Share
Statement [line items]
From ordinary shares	93,341	93,341
Treasury shares
Statement [line items]
From treasury shares	5,563	5,864
Share of changes in equities of associates and subsidiaries
Statement [line items]
From share of changes in equities of associates and subsidiaries	1,745	1,662
Share Based Compensation
Statement [line items]
From share-based compensation	$ 15,201	$ 14,509